INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2021
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2021	18	15	13	13	2	61	417
Additions	—	—	—	2	—	2	—
Amortization expense	(1)	(4)	—	—	—	(5)	—
Transfer	—	4	—	(4)	—	—	—
Effect of changes in foreign exchange rates	1	—	—	—	—	1	13
Net balance at June 30, 2021	18	15	13	11	2	59	430

Cost	82	80	38	12	2	214	430
Less accumulated depreciation and impairment	(64)	(65)	(25)	(1)	—	(155)	—
Net balance at June 30, 2021	18	15	13	11	2	59	430